Revenue Recognition (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2018-07-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Abstract]
Expected timing of satisfaction, period	1 year		1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Abstract]
Deferred revenue					$ 43	$ 38
Expected timing of satisfaction, period					1 year	1 year
Sales Revenue [Member] | Maximum [Member] | ASC 606 [Member]
Revenue, Performance Obligation [Abstract]
Percentage of net sales	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%